Restructuring and Other Charges (Tables)	6 Months Ended
Jun. 30, 2016
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
The following table summarizes the impact of the Company’s restructuring charges on the condensed consolidated statements of operations:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Cost of sales – services	$1.4	$1.1	$1.7	$1.1
Cost of sales – products	—	1.3	—	1.3
Selling and administrative expense	3.5	4.7	3.6	7.2
Research, development and engineering expense	0.1	—	0.1	0.6
Total	$5.0	$7.1	$5.4	$10.2

Restructuring charges (accrual adjustments) within continuing operations by reporting segments
The following table summarizes the Company’s restructuring charges by reportable operating segment:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Severance
NA (1)	$1.9	$3.1	$1.9	$4.6
AP	—	0.2	—	0.2
EMEA	0.5	2.1	0.6	3.0
LA	2.6	1.7	2.9	2.4
Total severance	$5.0	$7.1	$5.4	$10.2
(1) NA includes corporate and global restructuring costs.

Cumulative total restructuring costs [Table Text Block]
The following table summarizes the Company's cumulative total restructuring costs for the multi-year transformation plan as of June 30, 2016:

	Severance	Other	Total
Cumulative total restructuring costs for the multi-year transformation plan
NA (1)	$69.8	$2.0	$71.8
AP	3.8	0.6	4.4
EMEA	6.2	0.9	7.1
LA	22.9	—	22.9
Total	$102.7	$3.5	$106.2

(1) NA includes corporate and global restructuring costs.

Restructuring accrual balances and related activity
The following table summarizes the Company’s restructuring accrual balances and related activity for the six months ended June 30:

	2016	2015
Balance at January 1	$4.7	$7.6
Liabilities incurred	5.4	10.2
Liabilities paid/settled	(4.8)	(10.1)
Balance at June 30	$5.3	$7.7